Supplement dated October 24, 2019 to the Wilmington Funds Prospectus dated August 31, 2019 (the “Prospectus”)

Effective October 24, 2019, the information in the Prospectus with respect to each of Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Termination

Effective October 24, 2019, Rebecca J. Rogers of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of each of the Wilmington Municipal Bond Fund and Wilmington New York Municipal Bond Fund. Accordingly, all references to Ms. Rogers in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated October 24, 2019 to the Wilmington Funds Statement of Additional Information dated August 31, 2019 (the “SAI”)

1.        Effective October 24, 2019, the following amends and supplements certain information on page 78 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the subsection entitled “Sub-Advisory Services” and the sub-sub-section entitled, “Wilmington International Fund/Wilmington Real Asset Fund/Wilmington Global Alpha Equities Fund”:

WILMINGTON INTERNATIONAL FUND WILMINGTON REAL ASSET FUND WILMINGTON GLOBAL ALPHA EQUITIES FUND

WFMC, INVESTMENT ADVISOR

WTIA, PRINCIPAL SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2019)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Matthew D. Glaser
Registered Investment Companies:		$0
Other Pooled Investment Vehicles:	3	$277.6
Other Accounts	190	$130.1

Dollar range of shares owned in International Fund: None.

Dollar range of shares owned in Real Asset Fund: None.

Dollar range of shares owned in Global Alpha Equities Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Clement K. Miller
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in International Fund: Over $100,000.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Jordan Strauss
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$101.6
Other Accounts:	0	$0

2.        Effective October 24, 2019, the following amends and supplements certain information on page 79 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the subsection entitled “Sub-Advisory Services” and the sub-sub-section entitled, “Wilmington Diversified Income Fund”:

Dollar value range of shares owned in Global Alpha Equities Fund: None

Dollar value of shares owned in the Real Asset Fund: None

WILMINGTON DIVERSIFIED INCOME FUND

WFMC, INVESTMENT ADVISOR

WTIA, SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2019)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Allen E. Choinski, CFA
Registered Investment Companies:	0	0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in Diversified Income Fund: None

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Matthew D. Glaser
Registered Investment Companies:	0	0
Other Pooled Investment Vehicles:	3	$277.6
Other Accounts:	190	$130.1

Dollar value range of shares owned in Diversified Income Fund: None

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Andrew H. Hopkins, CFA, CPA
Registered Investment Companies:	0	0
Other Pooled Investment Vehicles:	4	$212.0
Other Accounts:	2,943	$2,538.2

Dollar value range of shares owned in Diversified Income Fund: None

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Mark D. Horst, CFA
Registered Investment Companies:	0	0
Other Pooled Investment Vehicles:	3	$36.0
Other Accounts:	1,825	$1,203.3

Dollar value range of shares owned in Diversified Income Fund: $1 – $10,000

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Dominick J. D’Eramo, CFA
Registered Investment Companies:	0	0
Other Pooled Investment Vehicles:	2	$27.3
Other Accounts	361	$4,626.6

3.        Effective October 24, 2019, the following amends and supplements certain information on pages 81-82 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the subsection entitled “Sub-Advisory Services” and the sub-sub-sections entitled, “Wilmington Intermediate-Short Term Bond Fund/Wilmington Broad Market Bond Fund/Wilmington Short-Term Bond Fund” and Wilmington Municipal Bond Fund/Wilmington New York Municipal Bond Fund”:

WILMINGTON INTERMEDIATE-SHORT TERM BOND FUND/WILMINGTON BROAD MARKET BOND FUND/WILMINGTON SHORT-TERM BOND FUND

WFMC, INVESTMENT ADVISOR

WTIA, SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2019)

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Dominick D’Eramo
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$27.3
Other Accounts:	361	$4,626.6

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Broad Market Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
James M. Hannan
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	64	$3,026.7

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Broad Market Bond Fund: None.

Dollar value range of shares owned in the Short-Term Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Wilmer C. Stith III
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	89	$1,881.4

Dollar value range of shares owned in the Intermediate-Term Bond Fund: None.

Dollar value range of shares owned in the Broad Market Bond Fund: None.

Dollar value range of shares owned in the Short-Term Bond Fund: None.

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Randy H. Vogel
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	2	$27.3
Other Accounts:	42	$2,214.1

Dollar value range of shares owned in the Intermediate-Term Bond Fund: $10,001 – $50,000

Dollar value range of shares owned in the Broad Market Bond Fund: None.

WILMINGTON MUNICIPAL BOND FUND/WILMINGTON NEW YORK MUNICIPAL BOND FUND

WFMC, INVESTMENT ADVISOR

WTIA, SUB-ADVISOR

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2019)

Portfolio Manager/Type or Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Dan Scholl
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	1	$116.8
Other Accounts:	976	$4,459.3

Dollar value range of shares owned in the Municipal Bond Fund: None.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Portfolio Manager/Type or Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Jason Hannon
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	1	$116.8
Other Accounts:	916	$4,459.3

Dollar value range of shares owned in the Municipal Bond Fund: None.

Dollar value range of shares owned in the New York Municipal Bond Fund: None.

Portfolio Manager/Type or Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
John J. Malloy, Jr.
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	1	$116.8
Other Accounts:	976	$4,459.3

4.        Effective October 24, 2019, the following amends and supplements certain information on page 87 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, the subsection entitled “Sub-Advisory Services” and the sub-sub-section entitled, “AXA Investment Managers, Inc. (“AXA IM”)”:

AXA INVESTMENT MANAGERS, INC. through its affiliate AXA Investment Managers Paris SA (“AXA IM”)

OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2019)

Isabelle de Gavoty

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$1,613	0	$0
Other Accounts	1	$1,350	1	$1,350

Dollar value range of shares owned in the International Fund: None.

Caroline Moleux

Portfolio Manager/ Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed subject to a Performance Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$130	0	$0
Other Accounts	0	$0	0	$0

Dollar value range of shares owned in the International Fund: None.

Compensation Philosophy (AXA IM)

AXA IM operates a “Total Reward” philosophy based on financial rewards such as fixed pay, variable pay, benefits and non-financial awards such as recognition and career and development opportunities. This approach helps AXA IM to:

•	Attract and retain the best skills and talents by offering competitive packages and differentiating high performers;

•	Foster employee engagement by rewarding fairly and consistently across all businesses sectors, teams and individuals;

•	Strengthen leadership by rewarding performance as a combination of both results and behaviors.

Performance Measurement: Portfolio Managers

The portfolio manager’s total variable pay is granted on a discretionary basis based on performance. Performance is assessed on both quantitative and qualitative objectives. The criteria taken into consideration include:

•	Three-year moving average performance of the portfolio compared to the benchmark and its peer universe

•	The portfolio manager’s role in the investment process (the weight their proposals carry)

•	Sales involvement (availability for and attendance of client meetings, reporting, supporting the sales teams)

In addition, the portfolio manager’s performance assessment takes into consideration risk and compliance factors and leadership.

Please keep this Supplement for future reference.